BIOLOGICAL ASSETS	9 Months Ended
Sep. 30, 2021
BIOLOGICAL ASSETS

8.	BIOLOGICAL ASSETS

The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are presented below:

	Current						Non-current
	Live animals						Live animals
	Poultry		Pork		Total		Poultry		Pork		Forests		Total
	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20
Beginning balance	868,428	615,685	1,260,582	987,354	2,129,010	1,603,039	472,053	414,668	425,252	337,804	324,444	328,553	1,221,749	1,081,025
Additions/Transfer	10,109,223	9,705,994	7,014,758	7,108,084	17,123,981	16,814,078	66,375	71,494	331,740	363,027	29,489	38,536	427,604	473,057
Changes in fair value (1)	1,850,293	2,059,397	330,097	368,019	2,180,390	2,427,416	97,527	51,660	(152,576)	(184,005)	-	21,711	(55,049)	(110,634)
Harvest	-	-	-	-	-	-	-	-	-	-	(36,945)	(59,586)	(36,945)	(59,586)
Write-off	-	-	-	-	-	-	-	-	-	-	(2,067)	(5,099)	(2,067)	(5,099)
Transfer between current and non-current	72,776	57,164	91,501	91,574	164,277	148,738	(72,776)	(57,164)	(91,501)	(91,574)	-	-	(164,277)	(148,738)
Transfer to assets held for sale	-	-	-	-	-	-	-	(10,389)	-	-	-	329	-	(10,060)
Transfer to inventories	(11,793,780)	(11,571,369)	(7,123,342)	(7,294,449)	(18,917,122)	(18,865,818)	-	-	-	-	-	-	-	-
Exchange variation	(12,471)	1,557	-	-	(12,471)	1,557	(8,183)	1,784	-	-	-	-	(8,183)	1,784
Ending balance	1,094,469	868,428	1,573,596	1,260,582	2,668,065	2,129,010	554,996	472,053	512,915	425,252	314,921	324,444	1,382,832	1,221,749

(1)	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$754,783 (R$876,976 on December 31, 2020).

The estimated balances and quantities of live animals are set forth below:

	09.30.21		12.31.20
	Quantity (thousand of heads)	Book value	Quantity (thousand of heads)	Book value
Consumable biological assets
Immature poultry	228,202	1,094,469	199,877	868,428
Immature pork	4,171	1,573,596	4,204	1,260,582
Total current	232,373	2,668,065	204,081	2,129,010

Production biological assets
Immature poultry	6,525	210,896	7,320	188,967
Mature poultry	11,502	344,100	11,395	283,086
Immature pork	208	126,619	203	93,466
Mature pork	454	386,296	457	331,786
Total non-current	18,689	1,067,911	19,375	897,305
	251,062	3,735,976	223,456	3,026,315

The Company has forests pledged as collateral for financing and tax/civil contingencies on September 30, 2021 in the amount of R$72,677 (R$68,381 on December 31, 2020).